SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details)	Jun. 30, 2024	Dec. 31, 2023
Office Equipment [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	5 years	5 years
Kitchen Equipment [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	3 years	3 years
Kitchen Equipment [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	5 years	5 years
Operating Equipment [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	3 years	3 years
Operating Equipment [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Useful lives	5 years	5 years
Leasehold Improvements [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]